Common and Preferred Stock (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 15, 2017	Apr. 15, 2017	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 17, 2017	Dec. 29, 2016	Nov. 16, 2015
Common Stock Details
Shares of Common Stock Issued for Convertible Notes			248,535,354	101,495,350
Convertible Notes Payable Conversion			77,800,687
Warrant Exercises			46,908,834
Services Rendered			29,724,139
Compensation			21,634,107
Legal Settlement			6,800,000
Shares Issued for Cash			65,667,587
Securities Purchase Agreement							1,000,000
Reserve of Shares of Common Stock							10,000,000
Fair Value of True Tip			$ 11,000				$ 67,000
Maximum Number of Shares Available for Issuance under Plan						35,000,000
Shares Returned for Cancellation			25,041,732		25,041,732
Restriction Preiod of Shares Granted			6 months
Common Stock Before Increase								$ 800,000,000
Common Stock After Increase								950,000,000
Board Member Grabted Shares	7,000,000	7,000,000	13,000,000